T. ROWE PRICE Credit Opportunities Fund
February 28, 2025 (Unaudited)
1
Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES  0.3%
Miscellaneous  0.3%
Frontier Issuer
Series 2023-1, Class C
11.50%, 8/20/53 (1) 775 827
Frontier Issuer
Series 2024-1, Class C
11.16%, 6/20/54 (1) 25 28
Total Asset-Backed Securities (Cost $855) 855
BANK LOANS  12.5% (2)
Aerospace & Defense  0.3%
Peraton, FRN, 3M TSFR + 7.75%, 12.179%, 2/1/29  482 377
Peraton, FRN, 3M TSFR + 8.00%, 12.429%, 2/1/29  438 350
727
Airlines  0.2%
AAdvantage Loyalty IP, FRN, 3M TSFR + 4.75%, 9.305%,
4/20/28  657 670
670
Automotive  0.5%
Clarios Global, FRN, 1M TSFR + 2.75%, 7.074%, 1/28/32  1,290 1,287
1,287
Broadcasting  0.7%
Clear Channel International, 7.50%, 4/1/27 (3) 290 290
Clear Channel Outdoor Holdings, FRN, 1M TSFR + 4.00%,
8.438%, 8/21/28  204 204
CMG Media, FRN, 1M TSFR + 3.50%, 7.929%, 6/18/29  419 386
Neptune Bidco U.S., FRN, 3M TSFR + 5.00%, 9.389%, 4/11/29  249 221
Nielsen Holdings, FRN, 3M TSFR + 9.75%, 14.139%,
10/11/29 (4) 200 196
Townsquare Media, FRN, 1M TSFR + 5.00%, 9.323%,
2/6/30 (3) 800 760
2,057
Cable Operators  1.0%
CSC Holdings, FRN, 1M TSFR + 2.50%, 7.173%, 4/15/27 (5) 1,444 1,359
CSC Holdings, FRN, 1M TSFR + 4.50%, 8.812%, 1/18/28  929 911
Radiate Holdco, FRN, 1M TSFR + 3.25%, 7.688%, 9/25/26  643 559
2,829
Chemicals  0.3%
Vibrantz Technologies, FRN, 3M TSFR + 4.25%, 8.689%,
4/23/29 (5) 859 831
831

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Entertainment & Leisure  0.6%
AMC Entertainment Holdings, FRN, 1M TSFR + 7.00%, 11.32%,
1/4/29  1,018 1,033
Endeavor Operating, FRN, 1M TSFR + 3.00%, 1/28/32 (5) 675 678
1,711
Financial  0.4%
Edelman Financial Engines Center, FRN, 1M TSFR + 5.25%,
9.574%, 10/6/28 (5) 200 200
OneDigital Borrower, FRN, 1M TSFR + 5.25%, 7/2/32 (5) 43 44
TIH Insurance Holdings, FRN, 3M TSFR + 4.75%, 9.079%,
5/6/32 (5) 1,021 1,035
1,279
Food  0.2%
1440 Foods Topco, FRN, 1M TSFR + 5.00%, 9.324%,
10/31/31 (5) 680 660
660
Health Care  0.4%
AthenaHealth Group, FRN, 1M TSFR + 3.00%, 7.324%, 2/15/29  268 267
Bausch + Lomb, FRN, 1M TSFR + 3.25%, 7.674%, 5/10/27  985 982
1,249
Information Technology  3.1%
Applied Systems, FRN, 3M TSFR + 4.50%, 8.829%, 2/23/32  564 577
Arches Buyer, FRN, 1M TSFR + 3.25%, 7.674%, 12/6/27  595 584
Cloud Software Group, FRN, 3M TSFR + 3.50%, 7.829%,
3/30/29  369 370
Cloud Software Group, FRN, 3M TSFR + 3.75%, 8.079%,
3/21/31  599 600
Delta Topco, FRN, 6M TSFR + 5.25%, 9.512%, 11/29/30  1,260 1,273
Ellucian Holdings, FRN, 1M TSFR + 3.00%, 7.324%, 10/9/29  670 669
Ellucian Holdings, FRN, 1M TSFR + 4.75%, 9.074%, 11/22/32  1,206 1,228
Epicor Software, FRN, 1M TSFR + 2.75%, 7.074%, 5/30/31  201 201
Project Alpha Intermediate Holding, FRN, 1M TSFR + 3.25%,
10/28/30 (5) 812 815
Project Alpha Intermediate Holding, FRN, 1M TSFR + 5.00%,
11/21/32 (5) 1,642 1,648
RealPage, FRN, 3M TSFR + 3.75%, 8.079%, 4/24/28  840 843
8,808
Manufacturing  1.1%
Engineered Machinery Holdings, FRN, 3M TSFR + 6.00%,
10.59%, 5/21/29  1,284 1,285
Engineered Machinery Holdings, FRN, 3M TSFR + 6.50%,
11.09%, 5/21/29  250 250
LTI Holdings, FRN, 1M TSFR + 4.25%, 8.574%, 7/30/29  1,596 1,596
3,131

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Other Telecommunications  0.2%
Lumen Technologies, FRN, 1M TSFR + 6.00%, 10.324%, 6/1/28  443 442
442
Services  0.9%
Aggreko Holdings, FRN, 1M TSFR + 3.00%, 7.293%, 8/16/29  289 289
Ascend Learning, FRN, 1M TSFR + 5.75%, 10.174%,
12/10/29 (5) 721 719
CoreLogic, FRN, 1M TSFR + 6.50%, 10.938%, 6/4/29  460 446
Sabre GLBL, FRN, 1M TSFR + 6.00%, 11/15/29 (5) 700 700
TK Elevator U.S. Newco, FRN, 6M TSFR + 3.50%, 7.737%,
4/30/30  391 391
2,545
Utilities  0.6%
Cornerstone Generation, FRN, 1M TSFR + 3.25%, 10/28/31 (5) 800 801
Edgewater Generation, FRN, 1M TSFR + 3.00%, 7.324%,
8/1/30  974 977
1,778
Wireless Communications  2.0%
Asurion, FRN, 1M TSFR + 5.25%, 9.688%, 1/31/28  4,054 3,960
Asurion, FRN, 1M TSFR + 5.25%, 9.688%, 1/20/29 (5) 1,787 1,731
5,691
Total Bank Loans (Cost $35,833) 35,695
COMMON STOCKS  0.3%
Energy  0.1%
South Bow (CAD)  13 346
346
Hospital Supplies/Hosp Management  0.2%
Bausch + Lomb (4) 29 458
458
Metals & Mining  0.0%
Constellium (4) 9 106
106
Total Common Stocks (Cost $935) 910
CONVERTIBLE BONDS  0.4%
Automotive  0.2%
Rivian Automotive, 4.625%, 3/15/29  520 503
503

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Information Technology  0.2%
Snap, 0.125%, 3/1/28  795 669
669
Total Convertible Bonds (Cost $1,194) 1,172
CONVERTIBLE PREFERRED STOCKS  0.4%
Aerospace & Defense  0.2%
Boeing, 6.00%, 10/15/27  11 682
682
Financial  0.2%
Ares Management, Series B, 6.75%, 10/1/27  11 577
577
Total Convertible Preferred Stocks (Cost $1,112) 1,259
CORPORATE BONDS  77.8%
Aerospace & Defense  1.9%
TransDigm, 6.00%, 1/15/33 (1) 1,630 1,610
TransDigm, 6.625%, 3/1/32 (1) 1,680 1,709
TransDigm, 6.75%, 8/15/28 (1) 530 540
TransDigm, 6.875%, 12/15/30 (1) 1,080 1,106
TransDigm, 7.125%, 12/1/31 (1) 450 464
5,429
Airlines  0.3%
American Airlines Group, 10.75%, 2/15/26, (10.75% Cash or
11.5% PIK) (1)(6) 400 406
American Airlines Group, 10.75%, 2/15/26, (10.75% Cash or
12% PIK) (1)(6) 100 102
Mileage Plus Holdings, 6.50%, 6/20/27 (1) 65 65
United Airlines, 4.625%, 4/15/29 (1) 110 106
679
Automotive  2.6%
Adient Global Holdings, 8.25%, 4/15/31 (1) 815 840
Clarios Global, 6.75%, 5/15/28 (1) 160 163
Clarios Global, 6.75%, 2/15/30 (1) 635 648
Clarios Global, 8.50%, 5/15/27 (1) 695 698
Dana Financing Luxembourg, 8.50%, 7/15/31 (EUR) (1) 493 560
Rivian Holdings, FRN, 6M TSFR + 6.053%, 10.502%,
10/15/26 (1) 1,779 1,788
Tenneco, 8.00%, 11/17/28 (1) 508 504
Velocity Vehicle Group, 8.00%, 6/1/29 (1) 185 193

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Wand NewCo 3, 7.625%, 1/30/32 (1) 1,380 1,425
ZF North America Capital, 7.125%, 4/14/30 (1) 600 598
7,417
Banking  1.0%
Barclays, VR, 7.625% (7)(8) 2,800 2,807
2,807
Broadcasting  3.2%
Clear Channel Outdoor Holdings, 5.125%, 8/15/27 (1) 250 244
Clear Channel Outdoor Holdings, 7.50%, 6/1/29 (1)(9) 855 757
Clear Channel Outdoor Holdings, 7.75%, 4/15/28 (1) 550 511
Clear Channel Outdoor Holdings, 7.875%, 4/1/30 (1) 1,290 1,313
Clear Channel Outdoor Holdings, 9.00%, 9/15/28 (1) 665 698
CMG Media, 8.875%, 6/18/29 (1) 1,335 1,111
Gray Media, 5.375%, 11/15/31 (1) 455 264
Neptune Bidco U.S., 9.29%, 4/15/29 (1) 859 769
Outfront Media Capital, 7.375%, 2/15/31 (1) 235 246
Sirius XM Radio, 5.00%, 8/1/27 (1) 570 561
Sirius XM Radio, 5.50%, 7/1/29 (1) 330 323
Stagwell Global, 5.625%, 8/15/29 (1) 810 782
Univision Communications, 7.375%, 6/30/30 (1) 400 391
Univision Communications, 8.00%, 8/15/28 (1) 275 278
Univision Communications, 8.50%, 7/31/31 (1) 915 909
9,157
Building & Real Estate  0.6%
Cushman & Wakefield U.S. Borrower, 6.75%, 5/15/28 (1) 305 308
Cushman & Wakefield U.S. Borrower, 8.875%, 9/1/31 (1) 260 280
Howard Hughes, 4.125%, 2/1/29 (1) 295 270
Howard Hughes, 5.375%, 8/1/28 (1) 860 836
1,694
Building Products  1.4%
Advanced Drainage Systems, 6.375%, 6/15/30 (1) 225 227
Builders FirstSource, 6.375%, 6/15/32 (1) 103 104
Builders FirstSource, 6.375%, 3/1/34 (1) 300 304
New Enterprise Stone & Lime, 5.25%, 7/15/28 (1) 365 357
Quikrete Holdings, 6.375%, 3/1/32 (1) 1,300 1,315
Quikrete Holdings, 6.75%, 3/1/33 (1) 1,690 1,709
4,016
Cable Operators  6.2%
Altice France Holding, 6.00%, 2/15/28 (1) 335 103
Altice France Holding, 10.50%, 5/15/27 (1) 220 68
C&W Senior Finance, 9.00%, 1/15/33 (1) 745 753
CCO Holdings, 4.50%, 8/15/30 (1) 405 370
CCO Holdings, 4.50%, 6/1/33 (1) 1,085 936

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
CCO Holdings, 4.75%, 2/1/32 (1) 955 857
CCO Holdings, 6.375%, 9/1/29 (1) 1,237 1,242
CCO Holdings, 7.375%, 3/1/31 (1) 975 1,002
Charter Communications Operating, 6.484%, 10/23/45  2,295 2,223
CSC Holdings, 4.125%, 12/1/30 (1) 340 250
CSC Holdings, 5.50%, 4/15/27 (1) 200 185
CSC Holdings, 6.50%, 2/1/29 (1) 545 455
CSC Holdings, 7.50%, 4/1/28 (1) 785 581
CSC Holdings, 11.25%, 5/15/28 (1) 380 370
CSC Holdings, 11.75%, 1/31/29 (1) 545 532
Directv Financing, 5.875%, 8/15/27 (1) 121 120
Directv Financing, 10.00%, 2/15/31 (1) 550 540
DISH DBS, 5.25%, 12/1/26 (1) 1,250 1,169
DISH DBS, 5.75%, 12/1/28 (1) 1,591 1,404
DISH DBS, 7.75%, 7/1/26  1,425 1,266
EchoStar, 10.75%, 11/30/29  1,882 2,019
Midcontinent Communications, 8.00%, 8/15/32 (1) 600 613
Sable International Finance, 7.125%, 10/15/32 (1) 650 638
17,696
Chemicals  1.8%
Avient, 6.25%, 11/1/31 (1) 200 201
Avient, 7.125%, 8/1/30 (1) 375 386
Axalta Coating Systems Dutch Holding B, 7.25%, 2/15/31 (1) 520 540
Celanese U.S. Holdings, 6.80%, 11/15/30  670 706
Celanese U.S. Holdings, 6.95%, 11/15/33 (9) 1,445 1,545
Kobe U.S. Midco 2, 9.25%, 11/1/26, (9.25% Cash or 10.00%
PIK) (1)(6) 4 4
Vibrantz Technologies, 9.00%, 2/15/30 (1) 530 477
Windsor Holdings III, 8.50%, 6/15/30 (1) 520 549
WR Grace Holdings, 5.625%, 8/15/29 (1) 595 544
WR Grace Holdings, 7.375%, 3/1/31 (1) 248 253
5,205
Consumer Products  0.1%
Acushnet, 7.375%, 10/15/28 (1) 300 312
312
Container  0.3%
Ball, 6.00%, 6/15/29  800 813
813
Energy  11.4%
Aethon United BR, 7.50%, 10/1/29 (1) 511 527
Antero Resources, 5.375%, 3/1/30 (1) 115 113
Antero Resources, 7.625%, 2/1/29 (1) 290 297
Comstock Resources, 6.75%, 3/1/29 (1) 1,416 1,391

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Crescent Energy Finance, 7.375%, 1/15/33 (1) 2,610 2,564
Crescent Energy Finance, 7.625%, 4/1/32 (1) 690 690
Crescent Energy Finance, 9.25%, 2/15/28 (1) 955 998
Expand Energy, 4.75%, 2/1/32  370 351
Expand Energy, 5.375%, 3/15/30  195 194
Expand Energy, 5.875%, 2/1/29 (1) 150 150
Expand Energy, 6.75%, 4/15/29 (1) 305 310
Gulfport Energy Operating, 6.75%, 9/1/29 (1) 340 345
Hilcorp Energy I, 6.00%, 2/1/31 (1) 466 443
Hilcorp Energy I, 7.25%, 2/15/35 (1) 1,285 1,259
Hilcorp Energy I, 8.375%, 11/1/33 (1) 2,490 2,602
Kinetik Holdings, 5.875%, 6/15/30 (1) 815 811
Kinetik Holdings, 6.625%, 12/15/28 (1) 507 518
Magnolia Oil & Gas Operating, 6.875%, 12/1/32 (1) 700 705
NGL Energy Operating, 8.125%, 2/15/29 (1) 435 443
NGL Energy Operating, 8.375%, 2/15/32 (1) 880 894
NuStar Logistics, 5.625%, 4/28/27  167 167
NuStar Logistics, 6.00%, 6/1/26  300 302
Permian Resources Operating, 6.25%, 2/1/33 (1) 910 915
Permian Resources Operating, 9.875%, 7/15/31 (1) 358 394
Prairie Acquiror, 9.00%, 8/1/29 (1) 1,215 1,256
Range Resources, 4.75%, 2/15/30 (1) 335 319
Seadrill Finance, 8.375%, 8/1/30 (1) 1,420 1,452
South Bow Canadian Infrastructure Holdings, VR, 7.50%,
3/1/55 (1)(7) 892 919
Sunoco, 7.00%, 5/1/29 (1) 580 600
Sunoco, 7.25%, 5/1/32 (1) 647 674
Tallgrass Energy Partners, 6.00%, 3/1/27 (1) 370 369
Tallgrass Energy Partners, 6.00%, 12/31/30 (1) 405 393
Tallgrass Energy Partners, 7.375%, 2/15/29 (1) 765 779
Transocean, 6.80%, 3/15/38  290 226
Transocean, 8.25%, 5/15/29 (1) 380 375
Transocean, 8.50%, 5/15/31 (1)(9) 720 713
Transocean, 8.75%, 2/15/30 (1) 164 171
Transocean Aquila, 8.00%, 9/30/28 (1) 218 222
Venture Global Calcasieu Pass, 6.25%, 1/15/30 (1) 545 556
Venture Global LNG, 8.125%, 6/1/28 (1) 540 562
Venture Global LNG, 8.375%, 6/1/31 (1) 1,165 1,213
Venture Global LNG, 9.50%, 2/1/29 (1) 640 706
Venture Global LNG, VR, 9.00% (1)(7)(8) 3,650 3,714
32,602
Entertainment & Leisure  2.6%
Carnival, 7.00%, 8/15/29 (1) 435 457

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Carnival, 7.625%, 3/1/26 (1) 525 526
Churchill Downs, 5.75%, 4/1/30 (1) 455 448
Cinemark USA, 5.25%, 7/15/28 (1) 280 274
Cinemark USA, 7.00%, 8/1/32 (1) 1,000 1,020
Motion Bondco, 6.625%, 11/15/27 (1) 580 568
Motion Finco, 8.375%, 2/15/32 (1) 720 736
Royal Caribbean Cruises, 5.50%, 4/1/28 (1) 230 231
Royal Caribbean Cruises, 6.00%, 2/1/33 (1) 800 807
Royal Caribbean Cruises, 6.25%, 3/15/32 (1) 215 219
Six Flags Entertainment, 6.50%, 10/1/28  570 574
Six Flags Entertainment, 7.25%, 5/15/31 (1) 1,565 1,612
7,472
Financial  12.4%
Acrisure, 7.50%, 11/6/30 (1) 680 700
Acrisure, 8.25%, 2/1/29 (1) 565 585
Acrisure, 8.50%, 6/15/29 (1) 650 680
Alliant Holdings Intermediate, 6.75%, 10/15/27 (1) 1,050 1,047
Alliant Holdings Intermediate, 7.00%, 1/15/31 (1) 923 939
Alliant Holdings Intermediate, 7.375%, 10/1/32 (1) 1,370 1,396
Blackstone Mortgage Trust, 7.75%, 12/1/29 (1) 620 646
Focus Financial Partners, 6.75%, 9/15/31 (1) 896 904
Hightower Holding, 9.125%, 1/31/30 (1) 2,385 2,501
HUB International, 5.625%, 12/1/29 (1) 180 176
HUB International, 7.25%, 6/15/30 (1) 1,480 1,528
HUB International, 7.375%, 1/31/32 (1) 3,235 3,308
Jane Street Group, 6.125%, 11/1/32 (1) 895 898
Jane Street Group, 7.125%, 4/30/31 (1) 1,512 1,569
Jones Deslauriers Insurance Management, 8.50%, 3/15/30 (1) 739 783
Jones Deslauriers Insurance Management, 10.50%,
12/15/30 (1) 2,350 2,538
Midcap Financial Issuer Trust, 6.50%, 5/1/28 (1) 1,395 1,378
Navient, 5.50%, 3/15/29  685 659
Navient, 5.625%, 8/1/33  1,160 1,035
Navient, 9.375%, 7/25/30  1,140 1,234
Navient, 11.50%, 3/15/31  1,250 1,413
OneMain Finance, 7.50%, 5/15/31  530 553
OneMain Finance, 9.00%, 1/15/29  1,825 1,928
Panther Escrow Issuer, 7.125%, 6/1/31 (1) 2,765 2,844
PennyMac Financial Services, 6.875%, 2/15/33 (1) 1,300 1,295
PennyMac Financial Services, 7.125%, 11/15/30 (1) 1,140 1,161
Ryan Specialty, 5.875%, 8/1/32 (1) 465 462
USI, 7.50%, 1/15/32 (1) 1,031 1,075
35,235

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Food  0.4%
BellRing Brands, 7.00%, 3/15/30 (1) 340 352
Chobani Holdco II, 8.75%, 10/1/29, (8.75% Cash or 9.5%
PIK) (1)(6) 375 411
Darling Ingredients, 6.00%, 6/15/30 (1) 465 465
1,228
Forest Products  0.1%
Cascades, 5.125%, 1/15/26 (1) 260 257
257
Gaming  1.9%
Caesars Entertainment, 6.50%, 2/15/32 (1) 340 343
Caesars Entertainment, 7.00%, 2/15/30 (1) 1,100 1,136
Churchill Downs, 6.75%, 5/1/31 (1) 510 518
Great Canadian Gaming, 8.75%, 11/15/29 (1) 800 842
International Game Technology, 6.25%, 1/15/27 (1) 420 425
Light & Wonder International, 7.00%, 5/15/28 (1) 145 145
Light & Wonder International, 7.25%, 11/15/29 (1) 540 556
Light & Wonder International, 7.50%, 9/1/31 (1) 300 312
Ontario Gaming GTA, 8.00%, 8/1/30 (1) 785 811
Scientific Games Holdings, 6.625%, 3/1/30 (1) 355 349
5,437
Health Care  6.9%
1375209 BC, 9.00%, 1/30/28 (1)(9) 465 466
AthenaHealth Group, 6.50%, 2/15/30 (1) 865 837
Avantor Funding, 4.625%, 7/15/28 (1) 215 208
Bausch + Lomb, 8.375%, 10/1/28 (1) 865 901
CHS, 8.00%, 12/15/27 (1) 320 317
CHS, 10.875%, 1/15/32 (1) 1,800 1,840
Concentra Escrow Issuer, 6.875%, 7/15/32 (1) 345 357
DaVita, 6.875%, 9/1/32 (1) 1,000 1,012
IQVIA, 6.50%, 5/15/30 (1) 200 204
LifePoint Health, 5.375%, 1/15/29 (1)(9) 350 312
LifePoint Health, 8.375%, 2/15/32 (1) 960 972
LifePoint Health, 9.875%, 8/15/30 (1) 547 584
LifePoint Health, 10.00%, 6/1/32 (1) 1,206 1,179
LifePoint Health, 11.00%, 10/15/30 (1) 1,865 2,056
Medline Borrower, 5.25%, 10/1/29 (1) 360 348
Medline Borrower, 6.25%, 4/1/29 (1) 2,400 2,430
Molina Healthcare, 3.875%, 5/15/32 (1) 295 258
Molina Healthcare, 6.25%, 1/15/33 (1) 1,025 1,010
MPT Operating Partnership, 0.993%, 10/15/26 (EUR)  420 397
MPT Operating Partnership, 8.50%, 2/15/32 (1) 760 777
Star Parent, 9.00%, 10/1/30 (1) 442 461

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Tenet Healthcare, 6.125%, 10/1/28  290 289
Tenet Healthcare, 6.125%, 6/15/30  435 436
Tenet Healthcare, 6.875%, 11/15/31  290 298
Teva Pharmaceutical Finance, 6.15%, 2/1/36  140 141
Teva Pharmaceutical Finance Netherlands III, 4.10%, 10/1/46  710 524
Teva Pharmaceutical Finance Netherlands III, 7.875%, 9/15/29  395 428
Teva Pharmaceutical Finance Netherlands III, 8.125%, 9/15/31  665 745
19,787
Information Technology  3.7%
Carvana, 9.00%, 6/1/31, (14.00% PIK) (1)(6) 1,508 1,712
Cloud Software Group, 8.25%, 6/30/32 (1) 885 916
Cloud Software Group, 9.00%, 9/30/29 (1) 3,135 3,201
Dye & Durham, 8.625%, 4/15/29 (1) 1,330 1,390
Entegris, 5.95%, 6/15/30 (1) 900 899
Gen Digital, 6.75%, 9/30/27 (1) 440 448
Gen Digital, 7.125%, 9/30/30 (1) 417 428
Match Group Holdings II, 4.625%, 6/1/28 (1) 305 293
Match Group Holdings II, 5.625%, 2/15/29 (1) 115 113
McAfee, 7.375%, 2/15/30 (1) 970 946
SS&C Technologies, 6.50%, 6/1/32 (1) 315 322
10,668
Lodging  0.2%
Hilton Domestic Operating, 4.875%, 1/15/30  180 175
Hilton Domestic Operating, 5.75%, 5/1/28 (1) 165 165
Park Intermediate Holdings, 7.00%, 2/1/30 (1) 290 297
637
Metals & Mining  1.4%
Arsenal AIC Parent, 8.00%, 10/1/30 (1) 755 787
Arsenal AIC Parent, 11.50%, 10/1/31 (1) 1,055 1,176
ATI, 5.125%, 10/1/31  235 222
ATI, 7.25%, 8/15/30  395 409
Carpenter Technology, 7.625%, 3/15/30  1,098 1,131
Hecla Mining, 7.25%, 2/15/28  300 302
4,027
Other Telecommunications  1.5%
Frontier Communications Holdings, 6.00%, 1/15/30 (1) 560 562
Frontier Communications Holdings, 8.75%, 5/15/30 (1) 350 371
Level 3 Financing, 4.00%, 4/15/31 (1)(9) 1,120 869
Level 3 Financing, 10.00%, 10/15/32 (1) 563 564
Level 3 Financing, 10.75%, 12/15/30 (1) 360 403
Level 3 Financing, 11.00%, 11/15/29 (1) 1,342 1,518
4,287

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Real Estate Investment Trust Securities  1.6%
Service Properties Trust, 8.625%, 11/15/31 (1) 3,015 3,230
Service Properties Trust, 8.875%, 6/15/32 (9) 1,285 1,274
4,504
Retail  1.4%
Bath & Body Works, 6.625%, 10/1/30 (1) 315 321
Bath & Body Works, 6.75%, 7/1/36  265 270
CVS Health, VR, 6.75%, 12/10/54 (7) 2,760 2,767
CVS Health, VR, 7.00%, 3/10/55 (7) 600 611
3,969
Satellites  0.4%
Connect Finco, 9.00%, 9/15/29 (1) 695 636
Intelsat Jackson Holdings, 6.50%, 3/15/30 (1) 510 476
1,112
Services  4.7%
Albion Financing 1, 6.125%, 10/15/26 (1) 290 290
Albion Financing 2, 8.75%, 4/15/27 (1) 475 483
Allied Universal Holdco, 6.00%, 6/1/29 (1) 685 647
Allied Universal Holdco, 7.875%, 2/15/31 (1) 1,107 1,142
Allied Universal Holdco, 9.75%, 7/15/27 (1) 395 398
Avis Budget Car Rental, 8.00%, 2/15/31 (1) 187 190
Avis Budget Car Rental, 8.25%, 1/15/30 (1) 1,065 1,084
Boost Newco Borrower, 7.50%, 1/15/31 (1) 1,380 1,442
eG Global Finance, 12.00%, 11/30/28 (1) 1,695 1,901
Fortress Intermediate 3, 7.50%, 6/1/31 (1) 350 361
GFL Environmental, 6.75%, 1/15/31 (1) 400 415
Ritchie Bros Holdings, 6.75%, 3/15/28 (1) 140 143
Ritchie Bros Holdings, 7.75%, 3/15/31 (1) 293 308
Sabre GLBL, 10.75%, 11/15/29 (1) 575 613
Staples, 10.75%, 9/1/29 (1) 450 430
TK Elevator Holdco, 6.625%, 7/15/28 (EUR)  828 869
TK Elevator U.S. Newco, 5.25%, 7/15/27 (1) 890 879
UKG, 6.875%, 2/1/31 (1) 1,880 1,929
13,524
Transportation  0.2%
Watco, 7.125%, 8/1/32 (1) 515 530
530
Utilities  6.6%
Alpha Generation, 6.75%, 10/15/32 (1) 1,135 1,149
HA Sustainable Infrastructure Capital, 6.375%, 7/1/34 (1) 400 401
HAT Holdings I, 8.00%, 6/15/27 (1) 848 882
NRG Energy, VR, 10.25% (1)(7)(8) 677 753
PG&E, VR, 7.375%, 3/15/55 (7) 716 708

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Talen Energy Supply, 8.625%, 6/1/30 (1) 4,694 5,011
Vistra, VR, 8.00% (1)(7)(8) 2,684 2,758
Vistra, Series C, VR, 8.875% (1)(7)(8) 6,085 6,503
Vistra Operations, 7.75%, 10/15/31 (1) 565 596
18,761
Wireless Communications  1.0%
Rogers Communications, VR, 7.00%, 4/15/55 (7) 1,070 1,074
Rogers Communications, VR, 7.125%, 4/15/55 (7) 1,735 1,739
2,813
Total Corporate Bonds (Cost $218,550) 222,075
MUNICIPAL SECURITIES  0.5%
Puerto Rico  0.5%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (10) 2,331 1,465
Total Municipal Securities (Cost $1,333) 1,465
PREFERRED STOCKS  1.2%
Financials  1.2%
AH Parent, Series A, Acquisition Date: 9/27/24, Cost $3,241 (3)
(4)(11) 3 3,264
Total Preferred Stocks (Cost $3,241) 3,264
SHORT-TERM INVESTMENTS  7.3%
Money Market Funds  7.3%
T. Rowe Price Government Reserve Fund, 4.41% (12)(13) 20,791 20,791
Total Short-Term Investments (Cost $20,791) 20,791

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
SECURITIES LENDING COLLATERAL  1.5%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 1.5%
Money Market Funds 1.5%
T. Rowe Price Government Reserve Fund, 4.41% (12)(13) 4,364 4,364
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 4,364
Total Securities Lending Collateral (Cost $4,364) 4,364
Total Investments in Securities 102.2%
(Cost $288,208) $ 291,850
Other Assets Less Liabilities (2.2)% (6,358)
Net Assets 100.0% $ 285,492
‡ Par/Shares are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $188,106 and represents 65.9% of net assets.
(2) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(3) Level 3 in fair value hierarchy.
(4) Non-income producing
(5) All or a portion of this loan is unsettled as of February 28, 2025. The interest rate for unsettled loans will be determined upon settlement after period end.
(6) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(7) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(8) Perpetual security with no stated maturity date.
(9) All or a portion of this security is on loan at February 28, 2025.
(10) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.

T. ROWE PRICE Credit Opportunities Fund

(11) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $3,264 and represents 1.2% of net assets.
(12) Seven-day yield
(13) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
6M TSFR Six month term SOFR (Secured overnight financing rate)
CAD Canadian Dollar
EUR Euro
FRN Floating Rate Note
GO General Obligation
PIK Payment-in-kind
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Credit Opportunities Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Standard Chartered 5/23/25 USD 1,794 EUR 1,706 $ 17
State Street 4/25/25 USD 344 CAD 493 2
Net unrealized gain (loss) on open forward
currency exchange contracts $ 19

T. ROWE PRICE Credit Opportunities Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.41% $ — $ — $ 408++
Totals $ —# $ — $ 408+
Supplementary Investment Schedule
Affiliate
Value
5/31/24
Purchase
Cost
Sales
Cost
Value
2/28/25
T. Rowe Price Government
Reserve Fund, 4.41% $ 11,180  ¤  ¤ $ 25,155
Total $ 25,155^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $408 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $25,155.

T. ROWE PRICE Credit Opportunities Fund
Unaudited
Notes to Portfolio of Investments
17
T. Rowe Price Credit Opportunities Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Credit Opportunities Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect

T. ROWE PRICE Credit Opportunities Fund

fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Forward currency exchange contracts are valued using the prevailing forward exchange rate.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Credit Opportunities Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2025
(for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 225,567 $ — $ 225,567
Bank Loans — 34,645 1,050 35,695
Common Stocks 564 346 — 910
Convertible Preferred Stocks 1,259 — — 1,259
Preferred Stocks — — 3,264 3,264
Short-Term Investments 20,791 — — 20,791
Securities Lending Collateral 4,364 — — 4,364
Total Securities 26,978 260,558 4,314 291,850
Forward Currency Exchange
Contracts — 19 — 19
Total $ 26,978 $ 260,577 $ 4,314 $ 291,869
1
Includes Asset-Backed Securities, Convertible Bonds, Corporate Bonds and Municipal
Securities.

T. ROWE PRICE Credit Opportunities Fund

Following is a reconciliation of the fund’s Level 3 holdings for the period ended
February 28, 2025. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at February 28, 2025, totaled $26,000 for the period ended February 28, 2025. During the period, transfers out of Level 3 were because observable market data became available for the security.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F105-054Q3 02/25
($000s)
Beginning
Balance
5/31/24
Gain
(Loss)
During
Period
Total
Purchases
Transfer
Out of
Level 3
Ending
Balance
2/28/25
Investment in Securities
Bank Loans $ 250 $ 4 $ 1,046 $ (250) $ 1,050
Preferred Stocks — 24 3,240 — 3,264
Total $ 250 $ 28 $ 4,286 $ (250) $ 4,314